Cover	Dec. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2022
Entity File Number	001-41147
Entity Registrant Name	Fresh Vine Wine, Inc.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11500 Wayzata Blvd
Entity Address, Address Line Two	#1147
Entity Address, City or Town	Minnetonka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55305
City Area Code	855
Local Phone Number	766-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VINE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false